PGIM Target Date Income Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 92.4%
Affiliated Mutual Funds
Domestic Equity — 17.4%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	96,129	$4,022,996
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	40,294	350,561
		4,373,557
Fixed Income — 63.4%
PGIM Core Conservative Bond Fund (Class R6)	501,186	4,325,235
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	219,614	1,484,589
PGIM TIPS Fund (Class R6)	684,118	5,780,799
PGIM Total Return Bond Fund (Class R6)	360,555	4,326,664
		15,917,287
International Equity — 11.6%
PGIM Global Real Estate Fund (Class R6)	90,334	1,770,551
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	77,964	1,157,762
		2,928,313

Total Long-Term Investments (cost $22,644,276)		23,219,157

Short-Term Investment 7.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,935,181)	1,935,181	1,935,181

TOTAL INVESTMENTS 100.1% (cost $24,579,457)(wa)		25,154,338
Liabilities in excess of other assets (0.1)%		(32,337)

Net Assets 100.0%		$25,122,001

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Income Fund